Note 13 - Reportable Business Segments (Tables)	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
	Consumer	Commercial	Corporate and shared services
	division	division	division	Consolidated

Sales	$615,997	$350,656	$-	$966,653
Gross margin	145,867	42,646	-	188,513
Administrative expenses	21,817	10,565	23,649	56,031
Selling and marketing expenses	39,106	18,149	-	57,255
Depreciation of property, plant and equipment	1,120	51	-	1,171
Amortization of intangible assets	6,441	866	-	7,307
Other operating expenses	19,708	1,934	-	21,642
Operating profit (loss) for the period	$57,675	$11,081	$(23,649)	$45,107
Finance costs				(22,762)
Change in fair value of derivative instruments and other				(1,515)
Change in fair value of Filter Group contingent consideration				(5,462)
Other income				2,569
Provision for income taxes				9,088
Profit for the period				$27,025
Capital expenditures	$13,894	$1,370	$-	$15,264
	Consumer	Commercial	Corporate and shared services
	division	division	division	Consolidated

Sales	$579,968	$332,235	$-	$912,203
Gross margin	132,807	38,498	-	171,305
Administrative expenses	18,765	8,373	23,251	50,389
Selling and marketing expenses	39,127	16,420	-	55,547
Depreciation of property, plant and equipment	956	85	-	1,041
Amortization of intangible assets	4,954	485	-	5,439
Other operating expenses	13,662	1,059	-	14,721
Operating profit (loss) for the period	$55,343	$12,076	$(23,251)	$44,168
Finance costs				(13,266)
Change in fair value of derivative instruments and other				183,759
Other expense				(633)
Recovery of income taxes				(5,613)
Profit for the period				$208,415
Capital expenditures	$8,175	$4,026	$-	$12,201
	Consumer	Commercial	Corporate and shared services
	division	division	division	Consolidated
Sales	$1,751,783	$1,048,170	$-	$2,799,953
Gross margin	389,878	125,506	-	515,384
Depreciation of property, plant and equipment	2,876	153	-	3,029
Amortization of intangible assets	15,068	1,579	-	16,647
Administrative expenses	65,218	31,737	73,266	170,221
Selling and marketing expenses	109,310	55,237	-	164,547
Other operating expenses	63,074	7,021	-	70,095
Operating profit (loss) for the period	$134,332	$29,779	$(73,266)	$90,845
Finance costs				(59,225)
Change in fair value of derivative instruments and other				(62,003)
Change in fair value of Filter Group contingent consideration				(5,462)
Other income				5,282
Provision for income taxes				(5,285)
Loss for the period				$(35,848)
Capital expenditures	$33,457	$3,229	$-	$36,686

As at December 31, 2018
Total goodwill	$194,021	$156,164	$-	$350,185
Total assets	$1,414,102	$452,146	$-	$1,866,248
Total liabilities	$1,486,562	$218,861	$-	$1,705,423
	Consumer	Commercial	Corporate and shared services
	division	division	division	Consolidated

Sales	$1,571,439	$1,040,397	$-	$2,611,836
Gross margin	355,699	115,832	-	471,531
Depreciation of property, plant and equipment	2,779	244	-	3,023
Amortization of intangible assets	11,761	1,469	-	13,230
Administrative expenses	52,081	26,784	66,961	145,826
Selling and marketing expenses	118,759	53,441	-	172,200
Other operating expenses	58,531	2,188	-	60,719
Operating profit (loss) for the period	$111,788	$31,706	$(66,961)	$76,533
Finance costs				(37,777)
Change in fair value of derivative instruments and other				223,453
Other income				1,169
Provision for income taxes				(10,577)
Profit for the period				$252,801
Capital expenditures	$18,547	$9,135	$-	$27,682

As at December 31, 2017
Total goodwill	$148,661	$142,831	$-	$291,492
Total assets	$858,087	$529,442	$-	$1,387,529
Total liabilities	$1,173,471	$289,773	$-	$1,463,244

Disclosure of geographical areas [text block]
	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Canada	$110,853	$115,966	$283,521	$276,658
United States	623,351	580,238	1,957,508	1,852,542
International	232,449	215,999	558,924	482,636
Total	$966,653	$912,203	$2,799,953	$2,611,836
	As at Dec. 31, 2018	As at March 31, 2018
Canada	$271,375	$201,985
United States	227,212	207,147
International	15,302	11,687
Total	$513,889	$420,819